RETIREMENT PLANS	12 Months Ended
Dec. 26, 2015
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS
RETIREMENT PLANS

We have a profit sharing and 401(k) plan for the benefit of substantially all of our employees, excluding the employees of certain wholly-owned subsidiaries.  Amounts contributed to the plan are made at the discretion of the Board of Directors.  We matched 25% of employee contributions in 2015 and 2014, on a discretionary basis, totaling $2.4 million and $2.0 million, respectively.  The basis for matching contributions may not exceed the lesser of 6% of the employee's annual compensation or the IRS limitation.

On July 14, 2011, the compensation committee of the board of directors approved a retirement plan for officers whereby we will pay, upon retirement, benefits totaling 150% of the officer’s highest base salary in the three years immediately preceding separation from service plus health care benefits for a specified period of time if certain eligibility requirements are met. Approximately $5.8 million and $5.0 million are accrued in “Other Liabilities” for this plan at December 26, 2015 and December 27, 2014, respectively.